Investments and prepaid gold interests - Additional information (Details) $ in Thousands			3 Months Ended		6 Months Ended
	Mar. 15, 2024 USD ($) oz	Jan. 19, 2023 USD ($) oz	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) oz	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Investments and prepaid gold interests
Gain (loss) on change in fair value of investments			$ (1,339)	$ (1,377)	$ (1,766)	$ (69)
Payments to acquire prepaid gold interest			7,754	8,833	14,639	17,333
Investments			2,965		2,965		$ 6,248
Proceeds on sale of investments			2,847	0	$ 2,847	0
Auramet
Investments and prepaid gold interests
Ounces of gold to be received | oz		1,250			35,000
Percentage of spot gold price for each ounce of gold delivered as ongoing payments		16.00%
Ounces of delivered gold after which the Auramet shall have the option to terminate the stream | oz		50,000
Cash payment to be made by the Auramet to terminate the stream		$ 5,000
Steppe Gold
Investments and prepaid gold interests
Ounces of gold to be received | oz	2,650
Payments to acquire prepaid gold interest	$ 5,000
Period to deliver gold	5 months
Investments | Financial assets at fair value through profit or loss
Investments and prepaid gold interests
Gain (loss) on change in fair value of investments			(1,300)	$ (1,400)	$ (1,800)	$ (70)
Investments | Level 1
Investments and prepaid gold interests
Investments			1,400		1,400		4,700
Investments | Level 3
Investments and prepaid gold interests
Investments			$ 1,600		$ 1,600		$ 1,600